Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2018
Above market acquired charters [Abstract]
Above market acquired charters
Above market acquired charters	Book value
Carrying amount as at January 1, 2018	$ 75,035
Acquisition	10,041
Amortization	(8,278)
Carrying amount as at June 30, 2018	$76,798

Above market acquired charter future amortization expense

For the twelve-month period ended June 30,	Amount
2019	$17,084
2020	$17,104
2021	$11,218
2022	$9,381
2023	$8,371
Thereafter	$13,640
Total	$76,798